COMPARATIVE CONSOLIDATED FINANCIALS (Unaudited) (Details 1) - USD ($)	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (1,780,826)	$ (1,797,228)	$ (802,852)	$ (2,520,808)	$ (155,024)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Debt discount amortization		0		356,250	18,750	356,250
Depreciation and amortization	88,692	72,258	35,277	11,343	0	148,860
Common stock issued for legal fees				124,000		124,000
Uncollectible vendor notes receivable				1,414,921
Changes in Current Assets and Liabilities
Vendor advances receivable		0		186,486	(1,550,000)	0
Accounts receivable		0		4,546	(89,934)	186,486
Other receivables				(2,465)
Inventories	(718,232)	(612,693)	(56,792)	(765,320)	(219,105)	(928,762)
Prepaid expenses	115,123	101,114	36,840	9,927	0	183,181
Accounts payable				252,984
Accounts payable	(61,293)	2,572	30,010	66,383	57,995	418,898
Accrued liabilities	(102,864)	286,435	14,689	86,785	0	254,774
Net cash used in operating activities	(1,774,419)	(2,279,783)	(952,957)	(766,511)	(1,922,384)	(3,279,367)
Cash flows from investing activities
Purchase of equipment	(566,364)	(507,181)	(856)	(36,017)	0	(304,188)
Net cash used in investing activities	(566,364)	(607,181)	(856)	(36,017)	0	(404,188)
Cash flow from financing activities
Note payment - related party	0	0	(297,960)	(362,000)	(75,000)	(960,000)
Insurance premium note payments	(30,134)	(74,429)	(39,223)	(79,328)	0	(207,033)
Sale of common stock	3,247,030	9,263,424	1,335,625	1,350,875	732,500	6,038,900
Organization and fundraising costs	(545,359)	(1,137,211)	0	(17,000)	(225,000)	(179,750)
Net cash provided by financing activities	5,025,662	6,481,784	898,442	892,547	1,932,500	4,460,262
Net increase in cash	2,684,879	3,594,820	(55,371)	90,019	10,116	776,707
Cash, beginning of period	4,381,643	786,823	100,135	10,116	0	10,116
Cash, end of period	7,066,522	4,381,643	44,764	100,135	10,116	786,823
Supplemental Cash Flow Information
Cash paid during the period for Interest	1,497	0	4,616	1,297	0	9,105
Cash paid during the period for Income taxes	0	0	0	0	0	0
Vendor note receivable foreclosure -
Vendor notes receivable		0		1,170,079	0	1,305,079
Vendor advances receivable		0		(96,552)	0	(96,552)
Accounts receivable		0		(20,965)	0	(20,965)
Inventories		0		(509,447)	0	(644,447)
Equipment		0		(543,115)	0	(543,115)
Other receivables				(20,811)
Accounts payable				20,811
Insurance premium note payable		167,456		180,761	0	213,913
Prepaid expenses		(167,456)		(180,761)	0	(213,913)
Common stock	(11)	0	0	601	0	604
Additional paid-in-capital	$ 11	$ 0	$ 0	$ (601)	$ 0	$ (604)